CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 96,661	$ 45
Restricted cash and cash equivalents	4,416	0
Accounts receivable, net of allowance	110	11
Accounts receivable - related party	8	322
Inventory, net of allowance	922	243
Prepaid expenses and other current assets	3,391	7
Total current assets	105,508	628
Property and equipment, net	37,405	8,423
Other assets	1,017	51
Total assets	143,930	9,102
Current liabilities
Accounts payable	1,912	176
Accrued liabilities	16,048	1,294
Accrued liabilities - related party	8	833
Share settlement note	0	50
Total current liabilities	17,968	2,353
Long-term debt, net of deferred financing costs	11,199	104
Financing obligation	13,070	9,216
Other liabilities	10	0
Total liabilities	42,247	11,673
Commitments and contingencies (Note 15)
Stockholders' equity (deficit)
Common stock	9	1
Additional paid-in capital	169,916	9,577
Accumulated deficit	(68,242)	(12,149)
Total stockholders' equity (deficit)	101,683	(2,571)
Total liabilities and stockholders' equity (deficit)	$ 143,930	$ 9,102